      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 1999

                                                      REGISTRATION NO. 333-44075
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                      CONCEPT SERIES TELE-GLOBAL TRUST--3
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



PAINEWEBBER INCORPORATED
   1285 AVENUE OF THE
        AMERICAS
   NEW YORK, NY 10019                             DEAN WITTER REYNOLDS INC.
                                                       TWO WORLD TRADE
                                                     CENTER--59TH FLOOR
                                                     NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

                                COPIES TO:           DOUGLAS LOWE, ESQ.
                          PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
                                   ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 17, 1999.

Check box if it is proposed that this filing will become effective on May 28, 1999 pursuant to paragraph (b) of Rule 485. / x /

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
                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              CONCEPT SERIES
                              TELE-GLOBAL TRUST--3
                              (A UNIT INVESTMENT TRUST)
                              O   TOTAL RETURN THROUGH:
                              --   CAPITAL APPRECIATION
                              --   DIVIDEND INCOME
                              O   PROFESSIONAL SELECTION
                              O   DIVERSIFICATION WITHIN THE TELECOMMUNICATIONS
                                  INDUSTRY
                              O   DIVIDEND REINVESTMENT OPTION



SPONSORS:                      -------------------------------------------------
Merrill Lynch,                 The Securities and Exchange Commission has not
Pierce, Fenner & Smith         approved or disapproved these Securities or
Incorporated                   passed upon the adequacy of this prospectus. Any
Salomon Smith Barney Inc.      representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated May 28, 1999.

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Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, JANUARY 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           5
   Income...............................................           5
   Records and Reports..................................           5
The Risks You Face......................................           5
   Concentration Risk...................................           5
   Foreign Issuer Risk..................................           6
   Litigation and Legislation Risks.....................           6
Selling Units...........................................           6
   Sponsors' Secondary Market...........................           7
   Selling Units to the Trustee.........................           7
   Rollover/Exchange Option.............................           8
How The Fund Works......................................           8
   Pricing..............................................           8
   Evaluations..........................................           8
   Income...............................................           9
   Expenses.............................................           9
   Portfolio Changes....................................          10
   Portfolio Termination................................          10
   No Certificates......................................          10
   Trust Indenture......................................          10
   Legal Opinion........................................          11
   Auditors.............................................          11
   Sponsors.............................................          11
   Trustee..............................................          11
   Underwriters' and Sponsors' Profits..................          11
   Public Distribution..................................          12
   Code of Ethics.......................................          12
   Year 2000 Issues.....................................          12
   Advertising and Sales Literature.....................          12
Taxes...................................................          12
Retirement Plans........................................          14
Supplemental Information................................          14
Financial Statements....................................         D-1

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RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
           The Portfolio seeks total return through a combination of capital appreciation and, to a lesser extent, current income, by investing in a diversified portfolio of domestic and foreign common stocks engaged in a wide range of telecommunications activities.
           You can participate in the Portfolio by purchasing units. Each unit represents an equal share of the stocks in the Portfolio and receives an equal share of income and principal distributions, if any.
       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
           The Portfolio contains 37 stocks in the telecommunications industry. The stocks were selected after we considered:
        o  the quality of the common stocks;
        o  capitalization of the issuers;
        o  the issuers' earnings and dividend payment records; and
        o  the prices of the common stocks.
           As of the initial date of deposit (February 6, 1998), the screening process included:
        o  identifying companies with two-year growth potential;
        o  performing a thorough fundamental financial analysis; and
        o evaluating liqudity, market share and timeliness of purchase.
           The common stocks chosen for the Portfolio were initially considered by the Defined Funds Research Group to be well positioned to benefit from:
        o  advances in telecommunications technology;
        o increasing demand for telecommunications products and services;
        o U.S. legislation enabling telephone companies, cable providers and others to offer multi-service packages; and
        o global expansion of telecommunications services (especially from privatization of government-owned facilities).

           The Portfolio plans to hold the stocks in the Portfolio for about one more year. At the end of approximately one year, we will liquidate the Portfolio and apply a similar
           Strategy to select a new portfolio, if available.
       3.  WHAT INDUSTRIES ARE REPRESENTED IN THE PORTFOLIO?
           Based upon the principal business of each issuer and current market values, the Portfolio represents the following sectors of the telecommunications industry:
                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



        o  International                                26%
        o  Telecommunications Equipment        22
        o  Telecommunications Networking        3
        o  Telecommunications Services
           Regional Bells                         21
           Independents                          16
           Long Distance                         7
           Wireless                                 5



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o  Stock prices can be volatile.
        o  Share prices may decline during the life of the Portfolio.
        o Because the Portfolio is concentrated in the telecommunications industry, adverse developments in this industry may affect the value of your units.
        o The Portfolio may continue to purchase or hold the stocks originally selected even though their market value or yield may have changed.

       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want a combination of capital appreciation and, to a lesser extent, current income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are not comfortable with the Strategy or are unwilling to take the risk involved with an equity investment. It may not be appropriate for you if you are seeking preservation of capital or high current income.
       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.



           ESTIMATED ANNUAL OPERATING EXPENSES
                                                              AMOUNT
                                                           PER 1,000
                                                               UNITS
                                                         -----------
                                                          $    0.85
           Trustee's Fee
                                                          $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                          $    1.37
           Organization Costs
                                                          $    0.43
           Other Operating Expenses
                                                         -----------
                                                          $    3.10
           TOTAL



           The Sponsors historically paid organization
           costs and updating expenses.
           INVESTOR FEES
                                                               2.75%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           You will pay an up-front sales fee of approximately 1.00%, as well as a deferred sales fee of $2.50 per 1,000 units monthly to be deducted from the net asset value of the Portfolio through September 1, 1999.
           The maximum sales fees are as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $50,000                             2.75%
           $ 50,000 to $99,999                           2.50%
           $100,000 to $249,999                          2.00%
           $250,000 to $999,999                          1.75%
           $1,000,000 or more                            1.00%



       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and stocks are not sold because of market changes. The Sponsors monitor the portfolio and may instruct the Trustee to sell securities under certain limited circumstances. However, given the investment philosophy of the Portfolio, the Sponsors are not likely to do so.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors. The Sponsors are listed later in this prospectus.
           UNIT PRICE PER 1,000 UNITS            $1,643.09
           (as of January 31, 1999)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee and the costs of liquidating securities to meet the redemption.
      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays distributions of any dividend income, net of expenses, on the 25th of June, 1999, and December, 1999, if you own units on the 10th of those months. Distributions of ordinary income will be dividends for federal income tax purposes and may be eligible for the dividends-received deduction for corporations. Distributions to foreign investors will generally be subject to withholding taxes.
      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your income distributions into additional units of the Portfolio. You will pay only the deferred sales fee remaining at the time of reinvestment. Unless you choose reinvestment, you will receive your income distributions in cash.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

The Portfolio will pay to you any income it has received two times during its life. Because the Portfolio generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
   o changes in the Portfolio because of additional securities purchases or sales;
   o a change in the Portfolio's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
o annual reports on Portfolio activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may request audited financial statements of the Portfolio from the Trustee.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, it is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

Here is what you should know about the Portfolio's concentration in stocks of the telecommunications industry.

These companies:
o provide local, long-distance, wireless, cable television and internet services and information systems;
o manufacture of telecommunications products; and
o operate voice, data and video telecommunications networks.

Payment on common stocks of companies in this industry generally depends upon:
o the amount and growth of customer demand;
o the level of rates they are allowed to charge; and
o the effects of inflation on the cost of providing services and the rate of technological innovation.

The domestic telecommunications industry is characterized by increasing competition in all sectors and regulation by the Federal Communications Commission and various state regulatory authorities. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology.

Telecommunications companies in both developed and emerging countries are undergoing significant change due to varying and evolving levels of governmental regulation or deregulation and other factors. As a result, competitive pressures are intense and the securities of such companies may be subject to significant price volatility.

In addition, all telecommunications companies in both developed and emerging countries are subject to the additional risk that technological innovations will make their products and services obsolete.

While the worldwide market for telecommunications equipment is expected to grow, we cannot predict the overall effect on the Portfolio of factors such as:
o competing technologies;
o increasing capital requirements;
o protectionist actions by foreign governments; and
o demand for new technologies.

The international companies in the Portfolio consist predominantly of former government owned telecommunications systems that have been privatized in stages. We cannot predict whether such privatization will continue in the future or what, if any, effect this will have on the Portfolio.

FOREIGN ISSUER RISK

Certain of the issuers of the Stocks are foreign issuers, whose stocks trade in ADR form. Investments in securities of foreign issuers involve risks that are different from investments in securities of domestic issuers.

They may include:
   o political and economic developments;
   o possibility of withholding taxes;
   o exchange controls or other governmental restrictions on the payment of dividents;
   o conversion of local currency to U.S. dollars upon the sale of Portfolio Securities;
   o less publicly available information; and
   o absence of uniform accounting, auditing and financial reporting standards, practices and requirements.

American Depositary Shares and Receipts

American depositary shares and receipts are issued by an American bank or trust company to evidence ownership of underlying common stock issued by a foreign corporation and deposited in a depositary facility. The terms and conditions of the depositary facility may result in less liquidity or lower market prices for the ADRs than for the underlying shares. Certain of the Portfolio Securities were purchased in ADR form in the United States.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio Securities, cash and any other Portfolio assets;
   o subtracting accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining payments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating Securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling, the agent for the Sponsors will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you sell units with a value of at least $250,000, you may choose to receive your distribution 'in kind.' If you so choose, you will receive securities and cash with a total value equal to the price of your units. The Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities. The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

ROLLOVER/EXCHANGE OPTION

When this Portfolio is about to terminate, you may have the option to roll your proceeds into the next Series, if one is available.

If you hold your Units with one of the Sponsors and notify your financial adviser by February 11, 2000, your units will be redeemed and certain distributed securities plus the proceeds from the sale of the remaining distributed securities will be reinvested in units of the new Tele-Global Portfolio. If you decide not to roll over your proceeds, you will receive a cash distribution (or, if you so choose, in-kind distribution) after the Portfolio terminates.

The Portfolio will terminate by March 10 2000. You may, by written notice to the Trustee at least ten business days prior to termination, elect to receive an in-kind distribution of your pro rata share of the Securities remaining in the Portfolio at that time (net of your share of expenses). Of course you can sell your Units at any time prior to termination.

You may exchange units of this Portfolio for units of another Select or Focus Series or certain other Defined Asset Funds any time before this Portfolio terminates. If you continue to hold your Units, you may exchange units of this Portfolio for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units or roll your proceeds at any time without notice.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

The deferred sales fee is generally a monthly charge of $2.50 per 1,000 units and is accrued in seven monthly installments. Units redeemed or repurchased prior to the accrual of the final deferred sales fee installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind distribution; however, this deduction will be waived in the event of the death or disability (as defined in the Internal Revenue Code of 1986) of an investor.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq

National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of purchases of additional securities and sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from the these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Portfolio and other legal fees and expenses;
   o expenses for keeping the Portfolio's registration statement current; and
   o Portfolio termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsors'fees may be adjusted for inflation without investors' approval.

The deferred sales fees you owe are paid from the Capital Account. Although we may collect the deferred sales charge monthly, to keep Units more fully invested we do not currently plan to pay the deferred sales charge until after the rollover notification date.

The Sponsors will pay advertising and selling expenses at no charge to the Portfolio. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the Portfolio;
   o size of the Portfolio relative to its original size;
   o ratio of Portfolio expenses to income; and
   o cost of maintaining a current prospectus.

PORTFOLIO TERMINATION

When the Portfolio is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

All investors are required to hold their Units in uncertificated form and in 'street name' by their broker, dealer or financial institution at the Depository Trust Company.

TRUST INDENTURE

The Portfolio is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties;
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or
   o the Sponsors determine that its replacement is in your best interest.

Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Portfolio; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Sponsors also realize a profit or loss on deposit of the securities shown under Defined Portfolio. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on stocks in the Portfolio which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

During the initial offering period, units will be distributed to the public by the Sponsors and dealers who are members of the National Association of Securities Dealers, Inc.

Dealers will be entitled to a concession of $11 per 1,000 Units ($5 per 1,000 Units for purchases of $1 million or more).

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Portfolio and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Portfolio. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

ADVERTISING AND SALES LITERATURE

Advertising and sales literature may include brief descriptions of the principal businesses of the companies represented in the Portfolio, the research analysis of why they were selected, and a chronology of developments in the telecommunications industry.

TAXES

The following summarizes the material income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolio intends to qualify for special tax treatment as a regulated investment company so that it will not be subject to federal income tax on the portion of its taxable income that it distributes to investors in a timely manner.

DISTRIBUTIONS

Distributions to you of the Portfolio's dividend income and of the Portfolio's gains from Securities it has held for one year or less will generally be taxed to you as ordinary income, to the extent of the Portfolio's taxable income not attributable to the Portfolio's net capital gain. Distributions to you in excess of the Portfolio's taxable income will be treated as a return of capital and will reduce your basis in your Units. To the extent such distributions exceed your basis, they will be treated as gain from the sale of your Units.

Distributions to you that are treated as ordinary income will constitute dividends for federal income tax purposes. Corporate investors may be eligible for the 70% dividends-received deduction with respect to these distributions. You should consult your tax adviser.

Distributions to you of the Portfolio's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your Units. Distributions to you of the Portfolio's net capital gain will generally be taxable to you as long-term capital gain, regardless of how long you have held your units, unless the Portfolio terminates in less than one year, in which case all distributions from the Portfolio will generally be taxed to you as ordinary income. Distributions that are taxable to you as long-term capital gains may be eligible for the 20% maximum federal tax rate. You should consult your tax adviser in this regard.

Dividends received by the Portfolio from foreign issuers will in most cases be subject to withholding taxes, although these taxes may be reduced by treaties between the United States and the relevant country.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize gain or loss when you dispose of your units by sale, redemption or exchange. If you choose to roll over your investment in the Portfolio into a new portfolio (including into another Baby Boom Economy Portfolio), you will generally recognize capital gain but you may not be entitled to a deduction for any capital loss recognized on the rollover. You should consult your tax adviser in this regard.

If you receive securities upon redemption of your units, you will generally recognize gain or loss equal to the difference between your basis in your units and the fair market value of the securities received in redemption.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be eligible for the 20% maximum federal tax rate. Any capital gain or loss will generally be long-term if you have held your investment for more than one year and short-term if you have held it for one year or less. However, any capital loss on the sale or redemption of a unit you have held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to you by the Portfolio. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the Units will generally be equal to the cost of your Units, including the initial sales charge. You should not increase your basis in your Units by deferred sales charges or organizational expenses, because the tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already be deducted.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Portfolio will not be taxed as a corporation, and the income of the Portfolio will be treated as the income of the investors in the same manner as for federal income tax purposes.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ('IRAs') or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsors of this Portfolio, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolio by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolio. The supplemental information is also available from the SEC.

                                       14
EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 3, DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
  of Equity Investor Fund, Concept Series
  Tele-Global Trust 3, Defined Asset Funds:

We have audited the accompanying statement of condition of Equity Investor Fund, Concept Series Tele-Global Trust 3, Defined Asset Funds, including the portfolio, as of January 31, 1999 and the related statements of operations and of changes in net assets for the period February 7, 1998 to January 31, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Concept Series Tele-Global Trust 3, Defined Asset Funds at January 31, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

New York, N.Y.
April 22, 1999

                                       D-1



EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 3, DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JANUARY 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $129,184,592) (Note 1)                                        $197,603,870
  Dividends receivable                                                       281,094
  Proceeds receivable from securities sold                                   265,327

            Total trust property                                         198,150,291

LESS LIABILITIES:
  Advance from Trustee                                    $    28,943
  Redemptions payable                                         387,493
  Accrued fees and expenses                                    17,089
  Deferred organization costs                                 151,394        584,919

NET ASSETS:
  Represented by:
  121,478,309 units of fractional undivided interest
    outstanding (Note 3)                                  197,331,021
  Undistributed net investment income                         234,351   $197,565,372

UNIT VALUE ($197,565,372 / 121,478,309 units)                               $1.62634


                              See Notes to Financial Statements.




                                              D-2



EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 2, DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                         February 7,
                                                                           1998 to
                                                                         January 31,
                                                                            1999

INVESTMENT INCOME:
  Dividend income                                                        $ 1,887,902
  Foreign tax expense (Note 1)                                               (84,197)
  Trustee's fees and expenses                                               (141,462)
  Sponsors' fees                                                             (49,728)

  Net investment income                                                    1,612,515

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investments                                             3,052,841
  Realized appreciation on investments                                    68,419,278

  Net realized and unrealized gain on investments                         71,472,119

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $73,084,634


                              See Notes to Financial Statements.



































                                              D-3



EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 3, DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        February 17,
                                                                          1998 to
                                                                        January 31,
                                                                            1999

OPERATIONS:
  Net investment income                                                 $  1,612,515
  Net realized gain on investments                                         3,052,841
  Unrealized appreciation of investments                                  68,419,278

  Net increase in net assets resulting from operations                    73,084,634

 DISTRIBUTIONS TO UNIT HOLDERS:
  Income                                                                  (1,479,956)
  Principal                                                                 (369,665)

  Total distributions                                                     (1,849,621)

CAPITAL SHARE TRANSACTIONS:
  Issuance of 131,509,494 units                                          141,523,312
  Redemptions of 10,414,575 units                                        (13,187,470)
  Deferred sales charges                                                  (2,232,907)
  Deferred organization costs                                               (151,395)

  Net capital share transactions                                         125,951,540

NET INCREASE IN NET ASSETS                                               197,186,553

NET ASSETS AT BEGINNING OF PERIOD                                            378,819

NET ASSETS AT END OF PERIOD                                             $197,565,372

PER UNIT:
  Income distributions during period                                        $0.01234

  Principal distributions during period                                     $0.00300

  Net asset value at end of period                                         $ 1.62634

  UNITS OUTSTANDING AT END OF PERIOD                                     121,478,309


                              See Notes to Financial Statements.















                                              D-4



EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 3, DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value; for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and, for securities not so listed, value is based on the current bid price on the over-the-counter market. Realized gains or losses on sales of securities are determined using the first-in, first-out cost method.

(b) The Fund is not subject to domestic income taxes. Accordingly, no provision for such taxes is required.

     Dividends received by the Fund from foreign issuers are, in most cases, subject to foreign withholding taxes. The Fund has made, and expects to continue to make, an election that will enable Holders to credit foreign withholding taxes against their Federal income tax liability on distributions by the Fund.

(c)  Dividend income is recorded on the ex-dividend date.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders during June and December each year. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

Cost of 121,478,309 units at Dates of Deposit                 $131,881,553
Less sales charge                                                1,318,816
Net amount applicable to Holders                               130,562,737
Net cost of 10,414,575 units less redemption amounts paid       (1,949,869)
Deferred sales charges                                          (2,232,907)
Deferred organization costs                                       (151,394)
Principal distributions                                           (369,665)
Realized gain on securities sold or redeemed                     3,052,841
Net unrealized appreciation of investments                      68,419,278

Net capital applicable to Holders                             $197,331,021













                                    D-5



EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 3, DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


4.   INCOME TAXES

     As of January 31, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $68,419,278 of which $71,522,060 related to appreciated securities and $3,102,782 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $129,184,592 at January 31, 1999.

5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over a period of four years. Included in "Other liabilities" is $151,394 payable to the Trustee for reimbursement of costs related to the organization of the Trust.













































                                    D-6



EQUITY INVESTOR FUND, CONCEPT SERIES
TELE-GLOBAL TRUST 3, DEFINED ASSET FUNDS

PORTFOLIO
AS OF JANUARY 31, 1999


                                           Number of                Current Annual     Cost of
          Portfolio No. and                Shares of     Percentage  Dividend Per     Securities
         Title of Securities              Common Stock   of Fund(3)    Share(2)        to Fund          Value(1)

 1.  AT&T Corp.                               63,200       2.90%        1.3200       $ 3,967,034     $ 5,735,400
 2.  ADC Telecommunications, Inc.             94,050       1.90         0.0000         2,384,260       3,744,366
 3.  Airtouch Communications, Inc.            95,300       4.66         0.0000         4,522,893       9,202,406
 4.  Aspect Telecommunications                93,400       0.43         0.0000         2,500,673         840,600
 5.  Aliant Communications,
       Inc.                                   93,800       2.02         0.7200         2,756,458       3,986,500
 6.  Alltel Corp.                             63,400       2.07         1.2200         2,766,664       4,093,263
 7.  Ameritech Corp.                          62,300       2.05         1.2700         2,732,454       4,057,288
 8.  Andrew Corp.                             63,300       0.58         0.0000         1,548,568       1,147,312
 9.  Bell Atlantic Corp.(4)                  124,700       3.79         1.5400         5,810,662       7,482,000
10.  BellSouth Corp. (4)                     190,000       4.29         0.7600         5,885,809       8,478,750
11.  Cable & Wireless PLC                     63,400       1.39         0.4015         2,155,853       2,742,050
12.  Century Telephone
    Enterprises Inc. (5)                      94,650       3.26         0.2600         3,893,563       6,436,200
13.  Cincinnati Bell Inc.                     63,000       0.65         0.4000         2,051,988       1,279,688
14.  Convergys Corp.(6)                       64,300       0.59         0.0000                 0       1,157,400
15.  Cisco Systems, Inc. (5)                  95,800       5.40         0.0000         4,498,633      10,687,687
16.  ECI Telecom LTD.                         62,100       1.36         0.2000         1,830,154       2,693,588
17.  France Telecom S.A.                      62,900       2.96         0.9183         3,268,220       5,849,700
18.  Frontier Corporation                     61,900       1.13         0.8900         1,801,513       2,236,138
19.  GTE Corporation                          95,150       3.25         1.8800         5,337,808       6,422,625
20.  Leap Wireless
    International Inc.(7)                     15,325       0.05         0.0000           105,359          89,077
21.  Lucent Technologies, Inc.(4)            190,850      10.87         0.1600        11,405,010      21,482,553
22.  TelefonakFiebolaget
    LM Ericsson.(4)                          126,300       1.78         0.3760         3,003,055       3,520,613
23.  Nokia Corp. (4)                         127,200       9.27         0.6760         6,806,403      18,316,800
24.  Northern Telecom Limited                 29,050       0.93         0.3000         1,598,328       1,833,781
25.  Portugal Telecom SA                      63,300       1.60         0.8064         3,421,828       3,168,956
26.  Qualcomm Inc.                            63,650       2.12         0.0000         3,215,755       4,188,965
27.  Tele Danmark A/S                         63,800       2.20         0.9860         2,498,928       4,346,375
28.  Scientific-Atlanta, Inc.                 94,000       1.48         0.0600         1,804,405       2,925,750
29.  SBC Communications Inc. (4)             187,025       5.11         0.9350         7,430,822      10,099,350
30.  Sprint Corp. Fon Group                   62,900       2.67         1.0000         4,111,760       5,275,738
31.  Sprint Corp. (PCS Group) (8)             28,750       0.46         0.0000                 0         916,406
32.  Telecom Italia SPA                       63,300       3.03         0.7052         4,672,546       5,985,806
33.  Tellabs Inc.                             61,300       2.66         0.0000         3,797,713       5,256,474
34.  Telefonica de Espana (9)                 64,429       4.51         0.8863         7,286,237       8,907,309
35.  US Cellular Corp.                        63,850       1.45         0.0000         1,961,614       2,869,259
36.  US West Incorporated                     63,850       1.99         2.1400         3,252,058       3,938,747
37.  Vodafone Group PLC                       31,800       3.14         1.0754         3,099,564       6,208,950

                                           3,007,329     100.00%                    $129,184,592    $197,603,870

(1)   See Notes to Financial Statements.
(2)   Based on latest quarterly or semi-annual ordinary dividend declared.
(3)   Based on value.
(4)   Includes 2 for 1 stock split.
(5)   Includes 3 for 2 stock split.
(6)   Spun off by Cincinnati Bell Inc. (1 per 1).
(7)   Spun off by Qualcomm Inc. (1 per 4).
(8)   Spun off by Sprint Corp. Fon Group. (1 per 2).
(9)   Includes 2% stock dividend.
(10)
(11)
(12)
(13)
(14)
(15)
(16)
(17)
(18)
(19)
(20)
(21)
(22)
(23)                                                             D-7

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         CONCEPT SERIES
recent free Information                  TELE-GLOBAL TRUST 3
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-44075) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      11367--5/99

                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:


1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Investor Fund, Select Ten Portfolio 1999 International Series A (United Kingdom Portfolio), 1933 Act File No. 333-70593).

                              EQUITY INVESTOR FUND
                                 CONCEPT SERIES
                              TELE-GLOBAL TRUST--3
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND, CONCEPT SERIES, TELE-GLOBAL TRUST--3, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 26TH DAY OF MAY, 1999.

             SIGNATURES APPEAR ON PAGE R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      J. DAVID MEGLEN
      (As authorized signatory for Merrill Lynch, Pierce,
      Fenner & Smith Incorporated and
      Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)